ACCRUED POST-EMPLOYMENT AND TERMINATION BENEFITS	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
ACCRUED POST-EMPLOYMENT AND TERMINATION BENEFITS

19. ACCRUED POST-EMPLOYMENT AND TERMINATION BENEFITS

The Company pays post-employment obligations to its retired employees. In addition, the Company is committed to make periodic benefits payments to certain former employees, who were terminated or early retired. These benefits are only applicable to the qualifying employees.

The Company has three defined benefit, non-contributory retirement or termination plans that cover qualifying employees. These defined benefit plans provide benefits to covered individuals satisfying certain age and/or service requirements. The three benefit plans are as follows:

(i) Plan 1: Post-employment benefits for civil retirees, retirees and internal retirees in 2019 restructure;

(ii) Plan 2: Termination benefits for internal retirees in 2019 restructure;

(iii) Plan 3: Post-employment benefits for retirees and active employees granted after 2019;

The Company’s net obligation in respect to defined benefit retirement plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine the present value and the fair value of any plan assets is deducted. The actuarial valuation of the present value of the defined benefit obligations as of December 31, 2024 and 2023 were prepared by an independent firm of actuaries, a member of China Association of Actuaries.

In accordance with ASC 715-30, Benefit Plans-Pension, the following components have been included in the net obligation recognized for a period by the Company: (i) service cost; (ii) interest cost; (iii) expected return on plan assets, if any; (iv) amortization of any prior service cost or credit included in accumulated other comprehensive income; and (v) gain or loss (including the effects of changes in financial assumptions), which includes, to the extent recognized, amortization of the net gain or loss included in accumulated other comprehensive income. The present value of the defined benefit obligations, and the related service costs were measured using the projected unit credit method.

According to the policy of gradually raising retirement age and “Measures of the State Council on Gradually Raising the Statutory Retirement Age” (referred to as the “Measures”), the statutory retirement age has been changed since January 1, 2025. The change of the Company’s benefits has occurred pursuant to the Measures since December 31, 2024. The above change has no influence on Plan 1 and 2. The effect on Plan 3 has been accounted for as past service cost as of December 31, 2024 and amortized during the average expected future working lifetime of corresponding members under ASC 715.

The principal assumptions used for the purposes of the actuarial valuations are as follows:

	December 31, 2024	December 31, 2023

Discount rate	1.25%-1.75%	2.25%-2.75%
Mortality rate	(2010-2013) - CL5/CL6 up 2 years*
Annual withdrawal rate	3%	3%
Annual increase rate of supplemental medical benefits	6%	6%
Annual increase rate of social insurance, housing fund and EAP	8%	8%

*	China Life Insurance Mortality Table (2010-2013)

Movements in the present value of the retirement and supplemental benefit obligations during the years ended December 31, 2024 and 2023 are as follows:

	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	US$’000	US$’000	US$’000

Beginning of period	52,350	60,913	74,794
Service costs	81	65	65
Interest costs	984	1,353	1,663
Benefits paid	(8,791)	(9,475)	(10,606)
Actuarial loss arising from changes in financial assumptions	2,229	790	343
Past service costs	(231)	413	341
Translation adjustment	(1,349)	(1,709)	(5,687)
End of period	45,273	52,350	60,913

The amount of retirement and supplemental benefit obligations recognized in the consolidated balance sheets are determined as follows:

	December 31, 2024	December 31, 2023
	US$’000	US$’000

End of year	45,273	52,350
Less: net amount due within one year	(7,839)	(8,809)
Net amount due after one year	37,434	43,541

As of December 31, 2024 and, 2023, the non-current liabilities were US$37.43 million and US$43.54 million, respectively.

As of December 31, 2024 and 2023, the current portion of the accrued post-employment and termination benefits were US$7.84 million and US$8.81 million, respectively. The amounts were included in accruals and other current liabilities (Note 16) and presented in the consolidated balance sheets.

The following amounts were recorded in the consolidated statements of operations as components of the net periodic benefit cost:

	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	US$’000	US$’000	US$’000

Service costs	81	65	65
Interest costs	984	1,353	1,663
Amortization of actuarial losses	17	3	1
Amortization of past service cost	113	27	27
Net periodic benefit cost	1,195	1,448	1,756

The following amounts were recorded in the consolidated statements of comprehensive loss:

	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	US$’000	US$’000	US$’000

Actuarial loss arising from changes in financial assumptions	1,103	833	254
Past service costs	(231)	413	341
Amortization recognized in net period benefit cost	(130)	(30)	(28)
Total	742	1,216	567

During the years ended 2024, 2023 and 2022, the Company made cash payments of US$8.79 million, US$9.48 million and US$10.61 million, respectively, to settle part of the liabilities of the defined benefit plans. As of December 31, 2024, benefits expected to be paid to the plans during the next five years are as follows:

	December 31, 2024	December 31, 2023
	US$’000	US$’000

Year 1	7,839	8,809
Year 2	7,138	7,999
Year 3	6,220	7,276
Year 4	5,370	6,340
Year 5	4,287	5,463
Total	30,854	35,887